ABERDEEN FUNDS

Aberdeen Equity Long-Short Fund
Aberdeen Small Cap Fund
Aberdeen U.S. Equity Fund

Supplement to the Aberdeen Funds Statutory Prospectus
dated February 27, 2012, as supplemented to date

The following replaces the chart reflecting the Portfolio Managers for Aberdeen Equity Long-Short Fund on page 4:

Name	Title	Served on the Fund Since
Paul Atkinson	Head of North American Equities	2008
Ralph Bassett, CFA®	Deputy Head of North American Equities	2008
Douglas Burtnick, CFA®	Senior Investment Manager	2004	*
Jason Kotik, CFA®	Senior Investment Manager	2004	*
Francis Radano, III, CFA®	Investment Manager	2004	*

*  Includes Predecessor Fund

The following replaces the chart reflecting the Portfolio Managers for Aberdeen Small Cap Fund on page 14:

Name	Title	Served on the Fund Since
Paul Atkinson	Head of North American Equities	2008
Ralph Bassett, CFA®	Deputy Head of North American Equities	2008
Douglas Burtnick, CFA®	Senior Investment Manager	2008
Jason Kotik, CFA®	Senior Investment Manager	2008
Joseph McFadden, CFA®	Investment Manager	2011

The following replaces the chart reflecting the Portfolio Managers for Aberdeen U.S. Equity Fund on pages 118-119:

Name	Title	Served on the Fund Since
Paul Atkinson	Head of North American Equities	2008	*
Ralph Bassett, CFA®	Deputy Head of North American Equities	2008	*
Douglas Burtnick, CFA®	Senior Investment Manager	2002	*
Jason Kotik, CFA®	Senior Investment Manager	2000	*
Francis Radano, III, CFA®	Investment Manager	1999	*

*  Includes Predecessor Fund and/or Second Predecessor Fund

THIS SUPPLEMENT IS DATED SEPTEMBER 27, 2012.

Please keep this Supplement for future reference.